Cash and Cash Equivalents Disclosure of Detailed Information About Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 316	$ 532
Short-term bank deposits	362	329
Cash and cash equivalents	$ 678	$ 861	$ 2,471	$ 2,676